Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes

Note 13 — Income Taxes

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Income tax expense	$—	$—	$—	$—
Effective tax rate	0.0%	0.0%	0.0%	0.0%

The effective tax rate used for interim periods is the estimated annual effective tax rate, based on current estimate of full year results, except that taxes related to specific events, if any, are recorded in the interim period in which they occur. The effective tax rate differed from the U.S. federal statutory tax rate primarily due to operating losses that receive no tax benefit as a result of a valuation allowance recorded for such losses.

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). Under the provisions of ASC 740, management is required to evaluate whether a valuation allowance should be established against its deferred tax assets. The Company currently has a full valuation allowance against its deferred tax assets. As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets. For the nine months ended September 30, 2023, there was no material change from the year ended December 31, 2022 in the amount of the Company’s deferred tax assets that are not considered to be more likely than not to be realized in future years.

Note 13 — Income Taxes

Income (loss) before taxes includes the following components:

	Years Ended December 31,
	2022	2021
United States	$(22,719,272)	$(74,262,131)
Foreign	(1,837,434)	(354,181)
Total income (loss) before income taxes	(24,556,706)	(74,616,312)

Income tax expense is summarized as follows:

	Years Ended December 31,
	2022	2021
Federal	$—	$—
State	800	1,000
Current income tax expense	800	1,000

Federal	—	—
State	—	—
Deferred income tax expense	$—	$—
Income tax expense	$800	$1,000

The reconciliation between the income tax expense and the amount computed by applying the statutory federal tax rate of 21% to loss before taxes is as follows:

	Years Ended December 31,
	2022	2021
Federal income tax benefit at statutory federal tax rate	$(5,160,372)	$(15,669,426)
State income tax, net of federal benefit	(823,890)	(776,843)
Noncontrolling interest	113,157	449,037
Stock compensation	624,065	452,444
Change in fair value of warrants	(2,517,157)	65,604
162(m) excess compensation	—	237,247
Change in valuation allowance	7,666,631	9,413,411
Finance costs	54,802	5,643,259
Other	43,564	186,267
Income tax expense	$800	$1,000

Significant components of the Company’s deferred tax assets (liabilities) are as follows:

	Years Ended December 31,
	2022	2021
Equity investment	$(489,911)	$(576,523)
Accrued liabilities and other	1,118,256	1,007,644
Right-of-use assets	(1,246,870)	(845,240)
Lease liabilities	1,389,893	845,240
Research and experimental expenditures	1,507,144	—
Net operating losses	15,772,670	9,953,429
Net deferred tax assets (liabilities) before valuation allowance	18,051,182	10,384,550
Valuation allowance	(18,051,182)	(10,384,550)
Net deferred tax assets (liabilities)	$—	$—

As of December 31, 2022, the Company had federal net operating loss carryforwards of approximately $59,202,000 and state net operating loss carryforwards of approximately $28,125,000. Of the federal net operating loss carryforwards, $3,070,000 will begin to expire in 2034, and the remainder do not expire. The state net operating loss carryforwards will begin to expire in 2034. Pursuant to Internal Revenue Code Sections 382 and 383, use of the Company’s net operating loss and credit carryforwards may be limited if a cumulative change in ownership of more than 50% occurs within any three-year period since the last ownership change. The Company believes that there has not been a change in control under these Sections. However, the Company does not anticipate performing a complete analysis of the limitation on the annual use of the net operating loss and tax credit carryforwards until the time that it projects that it will be able to utilize these tax attributes.

A valuation allowance of $18,051,182 as of December 31, 2022, has been established against the Company’s deferred tax assets as is more likely than not such assets will be realized. The valuation allowance increased by $7,666,632 during the year ended December 31, 2022. In assessing if the deferred tax assets will be realized, the Company considers whether it is probable that some or all of the deferred tax assets will not be realized. In determining whether the deferred taxes are realizable, the Company considers the period of expiration of the tax asset, historical and projected taxable income, and tax liabilities for the tax jurisdiction in which the tax asset is located. Valuation allowances are provided to reduce the amounts of deferred tax assets to an amount that is more likely than not to be realized based on an assessment of positive and negative evidence, including estimates of future taxable income necessary to realize future deductible amounts.

As of December 31, 2022, the Company does not have any unrecognized tax benefits related to various federal and state income tax matters. The Company will recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense. The Company does not anticipate material unrecognized tax benefits within the next 12 months.

The Company is subject to U.S. federal income tax as well as various states income tax. The Company’s income tax returns are open to audit under the statute of limitations for the years ended December 31, 2019 through 2023.